Intangible Assets - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 25, 2021	Sep. 26, 2020
Finite-Lived Intangible Assets [Line Items]
Intangibles, gross	$ 5,438	$ 5,139
Accumulated amortization	(4,274)	(3,599)
Intangibles, net	1,164	1,540
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangibles, gross	4,656	4,400
Accumulated amortization	(3,492)	(2,860)
Intangibles, net	1,164	1,540
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangibles, gross	782	739
Accumulated amortization	(782)	(739)
Intangibles, net	$ 0	$ 0